Other Financial Assets - Summary of Long-Term and Short-Term Financial Instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Short-term financial instruments
Long / short-term financial instruments [Line Items]
Time deposits	₩ 428,813	₩ 976,899
CD	30,000	0
Others	207,945	301,115
Long / short-term financial instruments	666,758	1,278,014
Long-term financial instruments
Long / short-term financial instruments [Line Items]
Time deposits	130,570	103,607
CD	0	0
Others	555,752	346,887
Long / short-term financial instruments	₩ 686,322	₩ 450,494